Loan Sales	12 Months Ended
Dec. 31, 2012
Loan Sales
Loan Sales

Note 5—Loan Sales

        The Company purchases and sells mortgage loans to the secondary mortgage market without recourse for credit losses. However the Company maintains continuing involvement with the loans in the form of servicing arrangements and the liability under representations and warranties it makes to purchasers and insurers of the loans.

        The following table summarizes cash flows between the Company and transferees upon sale of mortgage loan in transactions where the Company maintains continuing involvement with the mortgage loan (primarily the obligation to service the loan on behalf of the loan's owner or owner's agent):

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Cash flows:
Proceeds from sales	$9,123,645	$655,724	$56,332
Service fees received	$14,976	$11,485	$10,334
Net servicing advances	$7,818	$538	$829
Year-end information:
Unpaid principal balance of loans outstanding at period-end	$9,847,509	$696,521
Loans delinquent 30-89 days	$137,827	$5,272
Loans delinquent 90 or more days or in foreclosure or bankruptcy	$54,795	$813